Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

7. Intangible assets

	Internally generated technology– completed	Internally generated technology– in progress	Software licenses	Acquired technology assets	Customer relationships	Brand	Regulatory licenses	Total
Cost
Balance, December 31, 2023	24,746	1,543	487	21,000	8,900	1,000	6,800	64,476
Additions	—	3,175	—	—	—	—	—	3,175
Impairment	—	(597)	—	—	—	—	—	(597)
Disposals	—	—	—	—	—	—	—	—
Transfers	2,034	(2,034)	—	—	—	—	—	—
Foreign exchange translation	—	—	11	—	—	—	—	11
Balance, December 31, 2024	26,780	2,087	498	21,000	8,900	1,000	6,800	67,065
Additions	—	2,609	—	—	—	—	—	2,609
Impairment	—	(34)	—	—	—	—	—	(34)
Derecognition – fully amortized assets	—	—	(535)	—	—	—	—	(535)
Transfers	2,295	(2,295)	—	—	—	—	—	—
Foreign exchange translation	—	5	37	—	—	—	—	42
Balance, December 31, 2025	29,075	2,372	—	21,000	8,900	1,000	6,800	69,147

Accumulated amortization
Balance, December 31, 2023	14,526	—	301	5,922	3,558	—	3,607	27,914
Amortization	3,440	—	100	2,100	1,064	—	1,360	8,064
Disposals	—	—	—	—	—	—	—	—
Foreign exchange translation	—	—	7	—	—	—	—	7
Balance, December 31, 2024	17,966	—	408	8,022	4,622	—	4,967	35,985
Amortization	3,047	—	96	2,101	1,065	—	1,361	7,670
Derecognition – fully amortized assets	—	—	(535)	—	—	—	—	(535)
Foreign exchange translation	—	—	31	—	—	—	—	31
Balance, December 31, 2025	21,013	—	—	10,123	5,687	—	6,328	43,151

Net book value
Balance, December 31, 2024	8,814	2,087	90	12,978	4,278	1,000	1,833	31,080
Balance, December 31, 2025	8,062	2,372	—	10,877	3,213	1,000	472	25,996

Amortization of intangible assets of $7,670 for the year ended December 31, 2025 (December 31, 2024 – $8,064) is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).

Impairment charges of $34 were recognized in other non-operating expense for the year ended December 31, 2025 (December 31, 2024 – $597).